GOLDMAN SACHS COMMUNITY MUNICIPAL BOND ETF
Schedule of Investments
May 31, 2024 (Unaudited)
Principal
Amount
Interest
Rate
Maturity
Date Value
a
Municipal Bonds - 97.9%
Alabama - 1.6%
Alabama Public School and College Authority Tax Exempt Capital
Improvement and RB, Series 2020-A (Aa1/AA)
$ 30,000 5.000%
11/01/2026
$ 31,138
30,000 5.000
11/01/2034
33,070
30,000 5.000
11/01/2035
33,040
25,000 4.000
11/01/2036
25,539
Alabama Public School and College Authority Tax Exempt Capital
Improvement and RB, Series 2020-A (Aa1/AA)
30,000 5.000
11/01/2031
33,083
155,870
Arizona - 0.5%
Arizona Board of Regents, University of Arizona System Revenue
Refunding Bonds Series 2016 (Aa2/AA-)
30,000 3.000
06/01/2034
26,775
City of Mesa Utility Systems Revenue Refunding Bonds Series
2019C (Aa2/AA-)
20,000 5.000
07/01/2034
21,510
48,285
Arkansas - 0.3%
City of Fort Smith Water and Sewer Refunding and Construction
RB Series 2018 (NR/A)
30,000 5.000
10/01/2030
31,613
a a
California - 17.6%
Anaheim Lease RB Anaheim Public Improvement Project 1997
(AGM) (A1/AA)
50,000 0.000
(a)
09/01/2032
37,170
California Educational Facilities Authority Stanford University RB
Series U-2 (Aaa/AAA)
40,000 5.000
10/01/2032
45,997
California Health Facilities Financing Authority RB Adventist
Health System/West Series 2013A (NR/BBB+)
50,000 4.000
03/01/2033
48,361
California Health Facilities Financing Authority, Refunding RB
(Cedars-Sinai Medical Center) Series 2015 (Aa3/NR)
30,000 3.500
11/15/2034
28,891
California Infrastructure and Economic Development Bank
California Clean Water and Drinking Water State Revolving
Fund RB Series 2024 (Aaa/AAA)
30,000 5.000
10/01/2033
34,963
California Infrastructure and Economic
Development Bank Lease RB
30,000 5.000
08/01/2035
32,593
City of Los Angeles Department of Water and Power Water System
RB 2017 Series A (Aa2/AA+)
30,000 5.000
07/01/2033
31,222
County of Santa Clara GO Bonds
(Election of 2008) 2013 Series B3 (NR/AAA)
50,000 3.250
08/01/2035
45,378
Department of Water and Power of the City of Los Angeles RB
Series 2018 D (Aa2/AA-)
35,000 5.000
07/01/2031
37,359
50,000 5.000
07/01/2033
57,694
30,000 5.000
07/01/2034
31,872
Infrastructure and Economic Development Bank, California Clean
Water and Drinking Water State Revolving Fund RB Breen
Bond Series 2023 (Aaa/AAA)
30,000 5.000
10/01/2028
32,376
Principal
Amount
Interest
Rate
Maturity
Date Value
a
Municipal Bonds – (continued)
California – (continued)
Los Angeles County Metropolitan Transportation Authority
Measure R Senior Sales Tax RB 2021-A (Aa1/AAA)
$ 30,000 5.000%
06/01/2029
$ 32,746
Los Angeles County Public Works Financing Authority Lease RB
2021 Series F Green Bonds (Aa2/AA+)
30,000 5.000
12/01/2034
33,732
Los Angeles Unified School District 2019 GO Refunding Bond
Series A (Aa2/NR)
40,000 3.000
01/01/2034
36,301
Los Rios Community College District Sacramento County
California GO Bonds 2008 Election Series B (Aa2/AA)
40,000 4.125
08/01/2035
39,998
Metropolitan Water District of Southern California Subordinate
Water Revenue Refunding Bonds, 2020 Series A (NR/AA+)
30,000 4.000
07/01/2029
31,245
San Bernadino Community College District, San Bernardino and
Riverside Counties Election of 2002 GO Bonds Series D
(Aa1/AA)
50,000 0.000
(a)
08/01/2032
37,655
San Diego Unified School District 2015 GO Refunding Bonds
Dedicated Unlimited Ad Valorem Property Tax Bonds Series
R-4 (Aa2/AA-)
40,000 5.000
07/01/2025
40,674
San Diego Unified School District GO Refunding Bonds Series
2012 R-1 (Aa2/AA-)
50,000 0.000
(a)
07/01/2031
38,915
San Francisco Bay Area Rapid Transit District GO Bonds Election
of 2016 2017 Series A-1 Green Bonds (Aaa/A+)
30,000 5.000
08/01/2031
31,470
25,000 4.000
08/01/2036
25,307
San Francisco Bay Area Rapid Transit District Sales Tax Revenue
Bonds 2015 Refunding Series A (NR/AA+)
30,000 5.000
07/01/2027
30,441
San Francisco Unified School District California GO Bonds
Proposition A Election of 2006 Series F 2015 and Proposition
A Election of 2011 Series C 2015 (A1/AA)
40,000 3.500
06/15/2035
38,409
San Jose Evergreen California Community College District GO
Bonds Election of 2004 B (AGM) (Aa1/AA+)
50,000 0.000
(a)
09/01/2031
38,499
Santa Clara Unified School District Election of 2014 GO Bonds
Series 2019 (Aaa/AAA)
30,000 3.000
07/01/2033
27,862
Southern California Public Power Authority and Transmission
System Renewal Project RB 2023-1 (Aa2/NR)
50,000 5.000
07/01/2034
57,213
State of California Department of Water Resources and Water
System Central Valley Project RB Series AX (Aa1/AAA)
35,000 5.000
12/01/2030
37,170
State of California GO Various Purpose Bonds (Aa2/AA-)
30,000 5.000
03/01/2030
32,860
70,000 5.000
11/01/2031
76,781
30,000 5.000
03/01/2032
32,888
30,000 5.000
11/01/2032
31,931
30,000 5.000
03/01/2034
32,798
State of California GO Various Purpose Refunding Bonds
(Aa2/AA-)
30,000 5.000
11/01/2030
31,504
50,000 5.000
11/01/2032
56,766

GOLDMAN SACHS COMMUNITY MUNICIPAL BOND ETF
Schedule of Investments
(continued)
May 31, 2024 (Unaudited)
Principal
Amount
Interest
Rate
Maturity
Date Value
a
Municipal Bonds – (continued)
California – (continued)
State of California GO Various Purpose Refunding Bonds
(Aa2/AA-) – (continued)
$ 40,000 4.000%
11/01/2034
$ 40,304
State of California Tax Exempt Various Purpose GO Refunding
Bonds (Aa2/AA-)
50,000 5.000
09/01/2028
50,801
20,000 5.000
10/01/2028
21,416
State of California Tax Exempt Various Purpose GO Refunding
Bonds Bid Group B (Aa2/AA-)
70,000 3.375
09/01/2033
66,769
State of California Various Purpose GO Bonds
(Green Bonds) (Aa2/AA-)
40,000 3.750
10/01/2037
37,276
State Public Works Board of the State of California Lease Revenue
Refunding Bonds 2015 Series G (Aa3/A+)
20,000 5.000
05/01/2025
20,282
The Regents of the University of California General Revenue
Bonds 2017 Series AY (Aa2/AA)
30,000 5.000
05/15/2032
31,306
The Regents of the University of California General Revenue
Bonds 2017 Series Bv (Aa2/AA)
50,000 5.000
05/15/2033
57,264
The Regents of the University of California Limited Project RB
2022 Series S Forward Delivery (Aa3/AA-)
25,000 5.000
05/15/2031
27,895
WM S Hart High School District GO Bonds Election 2001 2005 B
(AGM) (Aa2/AA)
30,000 0.000
(a)
09/01/2029
24,780
1,715,134
Colorado - 1.1%
Colorado Health Facilities Authority Hospital RB Series 2015
(NR/A)
30,000 5.000
01/15/2035
30,518
Colorado Health Facilities Authority RB Series 2019A (NR/A+)
30,000 5.000
11/01/2034
31,944
State of Colorado Higher Education Capital Construction Lease
Purchase Financing program Certificates of Participation
Series 2014 A (Aa2/AA-)
40,000 5.000
11/01/2025
40,858
103,320
Connecticut - 2.1%
Connecticut State Health & Educational Facilities Authority RB
Quinnipiac University Issue Series L (A3/A-)
25,000 5.000
07/01/2032
25,280
State of Connecticut GO Bonds (Aa3/AA-)
30,000 5.000
11/15/2030
30,486
30,000 5.000
11/15/2032
30,454
State of Connecticut GO Bonds 2015 Series A (Aa3/AA-)
20,000 4.000
03/15/2032
19,944
State of Connecticut GO Refunding Bonds Series 2016 B
(Aa3/AA-)
30,000 5.000
05/15/2027
30,726
State of Connecticut Tax Exempt GO Bonds 2018 Series E
(Aa3/AA-)
30,000 5.000
09/15/2034
31,701
Principal
Amount
Interest
Rate
Maturity
Date Value
a
Municipal Bonds – (continued)
Connecticut – (continued)
State of Connecticut Tax Exempt GO Bonds Series 2018 E
(Aa3/AA-)
$ 30,000 5.000%
09/15/2025
$ 30,628
199,219
Delaware - 0.3%
The State of Delaware GO Refunding Bonds Series 2017A
(Aaa/AAA)
27,000 5.000
01/01/2028
28,620
a a
District of Columbia - 1.9%
District of Columbia Hospital RB Refunding  Children's Hospital
Obligated Group Issue Series 2015 (A1/NR)
30,000 5.000
07/15/2031
30,405
District of Columbia Washington D.C. GO Bonds Series 2015B
(Aaa/AA+)
20,000 5.000
06/01/2026
20,324
District of Columbia Washington D.C. GO Bonds Series 2017D
(Aaa/AA+)
40,000 4.000
06/01/2033
40,556
District of Columbia Washington D.C. GO Bonds Series 2021D
(Aaa/AA+)
30,000 5.000
02/01/2029
32,277
District of Columbia Washington D.C. Income Tax Secured RB
Series 2019A Tax Exempt (Aa1/AAA)
30,000 5.000
03/01/2028
31,821
30,000 5.000
03/01/2030
32,629
188,012
Florida - 4.8%
City of Cape Coral Fl Water and Sewer Refunding RB Series 2017
(A1/A+)
20,000 5.000
10/01/2032
20,750
City of Jacksonville Transportation RB Refunding Series 2015
(Aa3/AA-)
30,000 3.000
10/01/2031
27,844
City of Jacksonville Transportation Refunding RB Series 2015
(Aa3/AA-)
30,000 5.000
10/01/2027
30,460
City of Lakeland Energy System Refunding RB Series 2016
(Aa3/AA)
40,000 2.500
10/01/2027
37,614
Florida Housing Finance Corporation Homeowner
Mortgage RB 2021 Series 1 Non-AMT
(Social Bonds) (GNMA/FNMA/FHLMC) (Aaa/NR)
30,000 1.800
07/01/2036
21,515
Florida State Board of Education Public Education Capital Outlay
Refunding Bonds 2019 Series C (Aaa/AAA)
30,000 5.000
06/01/2031
32,356
Greater Orlando Aviation Authority Priority Subordinated Airport
Facilities RB Series 2017A AMT of The City of Orlando
Florida (A1/A+)
20,000 5.000
(b)
10/01/2029
20,722
JEA Water and Sewer System RB 2017 Series A (Aa2/AA+)
35,000 5.000
10/01/2025
35,714
Miami-Dade County Water and Sewer System Revenue Refunding
Bonds Series 2017B (Aa3/AA)
30,000 5.000
10/01/2032
30,460

GOLDMAN SACHS COMMUNITY MUNICIPAL BOND ETF
Schedule of Investments
(continued)
May 31, 2024 (Unaudited)
Principal
Amount
Interest
Rate
Maturity
Date Value
a
Municipal Bonds – (continued)
Florida – (continued)
Orlando Utilities Commission Utility System RB Series 2018A
(Aa2/AA)
$ 30,000 5.000%
10/01/2032
$ 31,489
Orlando Utilities Commission Utility System Revenue Refunding
Bonds Series 2013A (Aa2/AA)
30,000 5.000
10/01/2024
30,127
Reedy Creek Improvement District Florida Ad Valorem Tax Bonds
Series 2017A (Aa3/AA-)
20,000 5.000
06/01/2030
20,745
Seminole County Water and Sewer Refunding RB Series 2015 A
(Aa2/AA+)
30,000 4.000
10/01/2030
30,048
State of Florida Full Faith and Credit State Board of Education
Public Education Capital Outlay Refunding Bonds 2022 Series
B Forward Delivery (Aaa/AAA)
30,000 5.000
06/01/2028
31,961
Tampa Bay Water, Florida Utility System Revenue Refunding &
Improvement Revenue Bonds 2001 A (NATL) (Aa1/AA+)
30,000 6.000
10/01/2029
34,067
The School Board of Miami-Dade County Florida Certificates of
Participation Series 2015D (A1/A+)
35,000 4.000
02/01/2032
35,292
471,164
Georgia - 1.2%
City of Atlanta Airport Passenger Facility Charge and Subordinate
Lien General RB Series 2023E (Aa3/NR)
40,000 5.000
07/01/2034
43,754
Forsyth County School District Georgia GO Bonds Series 2020
(Aaa/AAA)
30,000 5.000
02/01/2030
32,900
State of Georgia GO Bonds 2015A Tranche 1 (Aaa/AAA)
35,000 4.000
02/01/2033
35,024
111,678
Hawaii - 3.8%
City and County of Honolulu GO Bonds Series 2017D Tax-Exempt
Refunding Bonds (Aa2/NR)
30,000 5.000
09/01/2032
31,234
City and County of Honolulu GO Bonds Series 2018A Tax Exempt
(Aa2/NR)
30,000 5.000
09/01/2029
31,999
City and County of Honolulu GO Bonds Series 2022A Tax Exempt
Forward Refunding (Aa2/NR)
30,000 5.000
11/01/2027
31,623
City and County of Honolulu GO Bonds Series C (Aa2/NR)
30,000 4.000
10/01/2033
29,866
City and County of Honolulu GO Tax Exempt Refunding Bonds
Series 2017D (Aa2/NR)
30,000 5.000
09/01/2033
31,225
City and County of Honolulu Transit Improvements GO Series E
(Aa2/NR)
30,000 5.000
03/01/2029
32,280
State of Hawaii GO Bonds of 2015 Series ET (Aa2/AA+)
60,000 3.250
(b)
10/01/2032
59,795
State of Hawaii GO Bonds of 2018 Series FT (Aa2/AA+)
30,000 5.000
01/01/2034
31,630
State of Hawaii GO Bonds Series 2017  FK (Aa2/AA+)
30,000 5.000
05/01/2033
31,124
Principal
Amount
Interest
Rate
Maturity
Date Value
a
Municipal Bonds – (continued)
Hawaii – (continued)
State of Hawaii GO Refunding Bonds of 2017 Series FN
(Aa2/AA+)
$ 30,000 5.000%
10/01/2029
$ 31,304
State of Hawaii GO Refunding Bonds Series 2017 FN (Aa2/AA+)
30,000 5.000
10/01/2026
31,061
373,141
Illinois - 3.7%
Illinois Community College District No. 512 GO Bonds Series
2020 (Aaa/NR)
40,000 4.000
12/15/2029
40,588
Illinois Finance Authority RB for The University of Chicago, Series
2021A (Forward Delivery) (Aa2/AA-)
20,000 5.000
10/01/2032
22,403
Illinois Finance Authority RB Rush University Medical Center
Obligated Group Series 2015A (A1/A+)
30,000 5.000
11/15/2029
30,238
30,000 5.000
11/15/2034
30,172
Illinois St GO Bonds October 2020 B (A3/A-)
40,000 4.000
10/01/2032
39,938
20,000 4.000
10/01/2034
19,908
Regional Transportation Authority GO Bonds 2004A
(AGM) (Aa3/AA)
30,000 5.750
06/01/2029
32,764
Sales Tax Securitization Corp. Sales Tax Securitization Bonds
Series 2023A Social Bonds (NR/AA-)
20,000 3.000
01/01/2027
19,247
State of Illinois GO Bonds Series December 2017B (A3/A-)
35,000 5.000
12/01/2025
35,595
State of Illinois GO Bonds Series November 2019A (A3/A-)
30,000 5.000
11/01/2026
30,824
State of Illinois GO Bonds, Series May 2023B (A3/A-)
50,000 5.000
05/01/2034
54,439
356,116
Indiana - 0.4%
Indiana Revenues Special Program Carmel Jr Waterworks Project
Series 2008 B (AGM) (A1/AA)
30,000 0.000
(a)
06/01/2031
22,367
The Trustees of Indiana University Indiana University Consolidated
RB Series 2015A (Aaa/AAA)
20,000 5.000
06/01/2026
20,272
42,639
Iowa - 1.0%
Board of Regents State of Iowa Hospital Revenue Refunding Bonds
Series S.U.I. 2022C University of Iowa Hospitals and Clinics
(Aa2/AA)
30,000 5.000
09/01/2028
31,921
Iowa Finance Authority State Revolving Fund RB Series 2017
Green Bonds (Aaa/AAA)
30,000 5.000
08/01/2027
31,536
30,000 5.000
08/01/2030
31,379
94,836
Kentucky - 0.3%
Kentucky Municipal Power Agency Power System Revenue
Refunding Bonds for Prairie State Project Series 2015A
(NATL) (Baa1/NR)
30,000 5.000
09/01/2025
30,356
a a

GOLDMAN SACHS COMMUNITY MUNICIPAL BOND ETF
Schedule of Investments
(continued)
May 31, 2024 (Unaudited)
Principal
Amount
Interest
Rate
Maturity
Date Value
a
Municipal Bonds – (continued)
Louisiana - 0.8%
City of New Orleans GO Refunding Bonds Series 2022 (A2/A+)
$ 30,000 5.000%
12/01/2025
$ 30,653
City of Shreveport, Louisiana Water & Sewer RB Junior Lien
Series 2018C (BAM) (Baa2/AA)
20,000 5.000
12/01/2026
20,575
Louisiana Public Facilities Authority RB for Ochsner Clinic
Foundation Project Series 2002B (Aaa/NR)
30,000 5.500
(b)
05/15/2027
30,818
82,046
Maryland - 2.0%
Montgomery County GO Consolidated Public Improvement Bonds
Series 2020 A (Aaa/AAA)
30,000 4.000
08/01/2031
31,089
State of Maryland GO Bonds State and Local Facilities Loan
of 2019 First Series Tax Exempt Bonds Bidding Group 1
(Aaa/AAA)
30,000 5.000
03/15/2027
31,348
State of Maryland GO Bonds State and Local Facilities Loan of
2020 Second Series A Tax Exempt Bonds Bidding Group 2
(Aaa/AAA)
30,000 5.000
08/01/2032
33,005
State of Maryland GO Bonds State and Local Facilities Loan of
2020 Second Series A Tax Exempt Bonds Second Series A
Bidding Group 1 Bonds (Aaa/AAA)
30,000 5.000
08/01/2028
32,036
35,000 5.000
08/01/2030
38,575
Washington Suburban Sanitary District Maryland Consolidated
Public Improvement Refunding Bonds of 2020
Montgomery and Prince George's Counties Maryland
(CNTY GTD) (Aaa/AAA)
30,000 5.000
06/01/2030
32,987
199,040
Massachusetts - 2.4%
Commonwealth of Massachusetts GO Bonds Consolidated Loan of
2019 Series F (Aa1/AA+)
55,000 5.000
05/01/2029
59,395
Commonwealth of Massachusetts GO Refunding Bonds 2018
Series C (Aa1/AA+)
20,000 5.000
09/01/2032
22,613
Massachusetts Bay Transportation Authority RB Series 2005 A
(Aa2/AA+)
30,000 5.000
07/01/2025
30,502
Massachusetts Development Finance Agency RB, Northeastern
University Issue, Series 2022 (A1/NR)
40,000 5.000
10/01/2035
44,986
School Building Authority Senior Dedicated Sales Tax Refunding
Bonds Series 2015 C (Aa2/AA+)
30,000 5.000
08/15/2025
30,561
The Commonwealth of Massachusetts GO Bonds Consolidated
Loan of 2018, Series B (Aa1/AA+)
40,000 5.000
01/01/2027
41,673
229,730
Michigan - 0.7%
Michigan State Housing Development Authority Rental Housing
RB 2019 Series A-1 Non-AMT (NR/AA+)
35,000 2.875
10/01/2034
29,476
Principal
Amount
Interest
Rate
Maturity
Date Value
a
Municipal Bonds – (continued)
Michigan – (continued)
State of Michigan GO Environmental Program and Refunding
Bonds Series 2017A Tax Exempt (Aa1/AA)
$ 35,000 5.000%
05/01/2026
$ 36,033
65,509
Minnesota - 0.4%
State of Minnesota GO State Various Purpose Bonds Series 2018A
(Aaa/AAA)
40,000 5.000
08/01/2031
42,875
a a
Mississippi - 0.5%
Mississippi Development Bank Special Obligation Bonds Series
2015A Jackson Public School District GO Refunding Bond
Project Series 2015B Jackson Public School District Limited
Tax Refunding Note Project (NR/A+)
20,000 5.000
04/01/2026
20,402
State of Mississippi Tax Exempt GO Bonds Series 2015A
(Aa2/AA)
30,000 4.000
(b)
10/01/2033
30,199
50,601
Missouri - 0.6%
Joint Municipal Electric Utility Commission Power Project
Revenue Refunding Bonds for Plum Point Project Series
2014A (A3/A-)
30,000 5.000
01/01/2026
30,210
Missouri Joint Municipal Electric Utility Commission Power
Project RB Refunding Bonds for Prairie State Project Series
2015A (A2/NR)
30,000 5.000
12/01/2030
30,282
60,492
Montana - 0.5%
City of Forsyth Rosebud County Montana Pollution Control
Revenue Refunding Bonds Puget Sound Energy Project Series
2013A Non-AMT (NR/A-)
50,000 3.900
(c)
03/01/2031
47,087
a a
Nebraska - 0.5%
The University of Nebraska Facilities Corp. Facilities Bonds Series
2018 (Aa1/AA)
20,000 5.000
07/15/2026
20,638
The University of Nebraska Facilities Corporation Facilities Bonds
Series 2018 (Aa1/AA)
30,000 5.000
07/15/2025
30,488
51,126
Nevada - 2.0%
Clark County Nevada GO Limited Tax Detention Center Bonds
Additionally Secured By Pledged Revenues Series 2019
(Aa1/AA+)
40,000 5.000
06/01/2025
40,579
30,000 5.000
06/01/2031
32,227
Clark County School District GO Limited Tax Building and
Refunding Bonds Series 2017C (A1/AA-)
30,000 5.000
06/15/2026
30,857
30,000 5.000
06/15/2027
31,332
30,000 5.000
06/15/2029
31,345

GOLDMAN SACHS COMMUNITY MUNICIPAL BOND ETF
Schedule of Investments
(continued)
May 31, 2024 (Unaudited)
Principal
Amount
Interest
Rate
Maturity
Date Value
a
Municipal Bonds – (continued)
Nevada – (continued)
Clark County School District Nevada GO Limited Tax School
Bonds Additionally Secured By Pledged Revenues Series
2015D (A1/AA-)
$ 25,000 4.000%
06/15/2032
$ 25,034
191,374
New Jersey - 2.6%
Higher Education Student Assistance Authority Senior Student
Loan Revenue Refunding Bonds Series 2018B (Aaa/AA)
30,000 5.000
12/01/2027
30,602
New Jersey Economic Development Authority School Facilities
Construction Bonds Series 2015 WW (A2/A-)
30,000 4.625
(b)
06/15/2032
30,352
New Jersey Health Care Facilities Financing Authority RB Valley
Health System Obligated Group Series 2019 (NR/A)
30,000 5.000
07/01/2032
31,849
New Jersey State Transportation Authority System Bonds Series
2006C (AMBAC) (A2/A-)
25,000 0.000
(a)
12/15/2028
20,938
New Jersey State Transportation Authority System Bonds Series
2006C (AGM) (A1/AA)
20,000 0.000
(a)
12/15/2029
16,154
New Jersey Transportation Trust Fund Authority RB Capital
Appreciation for Transportation System Bonds Series 2010 A
(A2/A-)
20,000 0.000
(a)
12/15/2031
14,859
30,000 0.000
(a)
12/15/2034
19,523
New Jersey Transportation Trust Fund Authority RB for
Transportation System Bonds Series 2006 C (NATL) (A2/A-)
40,000 0.000
(a)
12/15/2027
34,894
New Jersey Transportation Trust Fund Authority RB for
Transportation System Series 2009 A (A2/A-)
40,000 0.000
(a)
12/15/2033
27,197
New Jersey Transportation Trust Fund Authority Tax Exempt RB
for Transportation System Bonds Series 2019 A (A2/A-)
30,000 5.000
12/15/2025
30,604
256,972
New Mexico - 0.7%
Albuquerque Bernalillo County Water Utility Authority Senior Lien
Joint Water And Sewer System Refunding and Improvement
RB (Aa2/AA+)
30,000 5.000
07/01/2025
30,471
New Mexico Hospital Equipment Loan Council Hospital System
RB Presbyterian Healthcare Services Series 2015A (Aa3/AA-)
40,000 5.000
(b)
08/01/2031
40,631
71,102
New York - 15.5%
Dormitory Authority of The State of New York New York Personal
Income Tax RB General Purpose Series 2020A Bidding Group
2 Bonds Tax Exempt (Aa1/NR)
30,000 5.000
03/15/2032
32,793
Dormitory Authority of The State of New York New York State
Personal Income Tax RB General Purpose Series 2020A
Bidding Group 2 Bonds Tax Exempt (Aa1/NR)
30,000 5.000
03/15/2031
32,792
50,000 4.000
03/15/2034
50,803
Principal
Amount
Interest
Rate
Maturity
Date Value
a
Municipal Bonds – (continued)
New York – (continued)
Dormitory Authority of The State Of New York New York State
Personal Income Tax RB General Purpose Series 2020A
Bidding Group 2 Bonds Tax Exempt (Aa1/NR)
$ 30,000 5.000%
03/15/2033
$ 32,789
Dormitory Authority of The State of New York New York
University RB Series 2015A (Aa2/AA-)
40,000 2.800
07/01/2027
38,912
Dormitory Authority of The State of New York School
Districts RB Financing Program RB Series 2017B
(AGM ST INTERCEPT) (Aa3/AA)
30,000 5.000
10/01/2028
31,418
30,000 5.000
10/01/2032
31,367
Dormitory Authority of The State of New York State Sales Tax RB
Series 2018A (Aa1/AA+)
30,000 5.000
03/15/2028
31,829
Hudson Yards Infrastructure Corp. Hudson Yards RB Fiscal 2022
Series A Green Bonds (Aa2/AA)
20,000 5.000
02/15/2032
22,608
Hudson Yards Infrastructure Corporation Revenue Bonds Fiscal
Green Bonds Series 2022 A (Aa2/AA)
30,000 4.000
02/15/2038
30,441
Long Island Power Authority Electric System RB Series C
(AGC) (A2/AA)
30,000 5.250
09/01/2029
32,548
Metropolitan Transportation Authority Dedicated Tax Fund
Refunding Green Bonds Subseries 2017B-2 (NR/AA)
25,000 3.125
11/15/2033
22,987
Metropolitan Transportation Authority RB Refunding for Climate
Bond Certified Series 2020 E (A3/A-)
30,000 5.000
11/15/2029
32,226
30,000 5.000
11/15/2033
32,192
Metropolitan Transportation Authority Revenue Refunding Bonds
Series 2015C (A3/A-)
30,000 5.250
11/15/2029
30,639
Metropolitan Transportation Authority Revenue Refunding for
Climate Bond Certified Series 2017B (A3/A-)
30,000 5.000
11/15/2027
31,495
Metropolitan Transportation Authority Revenue Refunding for
Climate Bond Certified Series 2017C-1 (A3/A-)
30,000 5.000
11/15/2025
30,582
Metropolitan Transportation Authority Transportation Revenue
Refunding Green Bonds Series 2017C-1 (A3/A-)
30,000 5.000
11/15/2027
31,495
35,000 5.000
11/15/2034
36,705
30,000 3.250
11/15/2036
26,253
Metropolitan Transportation Authority Transportation Revenue
Refunding Green Bonds, Series 2017C-2, Capital Appreciation
Bonds, Climate Bond Certified (A3/A-)
30,000 0.000
(a)
11/15/2033
20,354
New York City GO Bonds Fiscal 2019 Series A (Aa2/AA)
30,000 5.000
08/01/2025
30,515
New York City Housing Development Corp. Multi-Family Housing
RB 2017 Series G-1 Sustainable Neighborhood Bonds
(Aa2/AA+)
30,000 3.450
11/01/2037
26,742
New York City Municipal Water Finance Authority Water & Sewer
System Second General Resolution RB Fiscal Series 2015 FF
(Aa1/AA+)
30,000 5.000
06/15/2032
30,408

GOLDMAN SACHS COMMUNITY MUNICIPAL BOND ETF
Schedule of Investments
(continued)
May 31, 2024 (Unaudited)
Principal
Amount
Interest
Rate
Maturity
Date Value
a
Municipal Bonds – (continued)
New York – (continued)
New York City Transitional Finance Authority Building Aid RB
Fiscal 2015 Series S-1 (ST AID WITHHLDG) (Aa2/AA)
$ 30,000 5.000%
07/15/2029
$ 30,217
New York City Transitional Finance Authority Building Aid RB
Fiscal 2023 Series S-1 Subseries S-1A Tax Exempt Bonds
(ST AID WITHHLDG) (Aa2/AA)
40,000 5.000
07/15/2030
43,732
New York City Transitional Finance Authority Future Tax Secured
Subordinate Bonds Fiscal 2001 Series C (Aa1/AAA)
30,000 5.000
02/01/2030
32,511
New York City Transitional Finance Authority Future Tax Secured
Subordinate Bonds Fiscal 2010 Subseries G-5 (Aa1/AAA)
30,000 5.000
05/01/2030
32,624
New York City Transitional Finance Authority Future Tax Secured
Subordinate Bonds Fiscal 2019 Series A Subseries A-1
(Aa1/AAA)
30,000 5.000
08/01/2034
31,704
New York City Transitional Finance Authority Future Tax Secured
Subordinate Bonds Fiscal 2021 Series D Subseries D-1 Tax
Exempt Bonds (Aa1/AAA)
30,000 5.000
11/01/2034
32,816
New York City Transitional Finance Authority Future Tax Secured
Subordinate Bonds Fiscal 2022 Series A Subseries A-1 Tax
Exempt Bonds (Aa1/AAA)
30,000 5.000
11/01/2027
31,574
30,000 5.000
11/01/2028
32,093
25,000 5.000
11/01/2034
27,642
New York City Transitional Finance Authority Future Tax Secured
Subordinate Bonds Fiscal 2022 Series C Subseries C-1 Tax
Exempt (Aa1/AAA)
20,000 5.000
02/01/2035
22,165
New York City Transitional Finance Authority Future Tax Secured
Tax Exempt Subordinate Bonds Fiscal 2016 Series C
(Aa1/AAA)
20,000 5.000
11/01/2027
20,368
New York Convention Center Development Corp. RB for New York
City Hotel Unit Fee Revenue  Series 2015 (A2/NR)
30,000 3.500
11/15/2034
28,198
New York Convention Center Development Corp. RB for New York
City Hotel Unit Fee Revenue Series 2015 (A2/NR)
30,000 5.000
11/15/2032
30,456
New York State Dormitory Authority RB for Memorial Sloan-
Kettering Cancer Center (NATL) (WR/NR)
50,000 0.000
(a)
07/01/2027
44,458
New York State Environmental Facilities Corp. State Clean
Water and Drinking Water Revolving Funds RB New York
City Municipal Water Finance Authority Projects - Second
Resolution Bonds Series 2017 E Subordinated Srf Bonds
(Aaa/AAA)
20,000 5.000
06/15/2030
20,772
State of New York Mortgage Agency Homeowner Mortgage RB
Series 225 (NON-AMT) (Aa1/NR)
60,000 2.000
10/01/2035
46,773
The City of New York GO Bonds Fiscal 2013 Series E (Aa2/AA)
35,000 3.000
08/01/2033
31,786
The City of New York GO Bonds Fiscal 2018 Series 1 (Aa2/AA)
30,000 5.000
08/01/2025
30,515
30,000 5.000
08/01/2026
30,984
30,000 5.000
08/01/2031
31,168
Principal
Amount
Interest
Rate
Maturity
Date Value
a
Municipal Bonds – (continued)
New York – (continued)
The City of New York GO Bonds Fiscal 2019 Series A (Aa2/AA)
$ 30,000 5.000%
08/01/2026
$ 30,984
The City of New York GO Bonds Fiscal 2021 Series C (Aa2/AA)
30,000 5.000
08/01/2030
32,626
30,000 5.000
08/01/2034
32,648
Triborough Bridge and Tunnel Authority MTA Bridges and Tunnels
Payroll Mobility Tax Senior Lien Refunding Green Bonds
Series 2023A Climate Bond Certified (NR/AA+)
30,000 5.000
11/15/2029
32,620
1,512,327
North Carolina - 0.8%
County of Wake Limited Obligation Bonds Series 2021 (Aa1/AA+)
30,000 4.000
03/01/2034
31,152
North Carolina Medical Care Commission Health Care Facilities
RB Vidant Health Series 2015 (A2/A)
50,000 4.000
06/01/2034
50,010
81,162
North Dakota - 0.7%
North Dakota Public Finance Authority Revolving Fund Program
Bonds Series 2022A (Aaa/AAA)
30,000 5.000
10/01/2031
33,288
State of North Dakota North Dakota Housing Finance Agency
Housing Finance Program Bonds Home Mortgage Finance
Program 2021 Series B (Aa1/NR)
40,000 2.300
07/01/2036
31,320
64,608
Ohio - 3.6%
American Municipal Power Inc. Prairie State Energy Campus
Project RB Refunding Series 2019C (A1/A)
30,000 5.000
02/15/2033
32,315
City of Columbus Ohio Various Purpose Limited Tax Bonds Series
2015A (Aaa/AAA)
40,000 5.000
07/01/2025
40,670
City of Columbus Sewerage System RB Refunding Series 2015
(Aa1/AA)
30,000 5.000
06/01/2030
30,798
County of Ohio Hospital Facilities RB for Mercy Health Series
2017A (A2/A+)
40,000 5.000
08/01/2028
42,036
Hamilton County Ohio Sewer System Refunding RB 2014 Series
A The Metropolitan Sewer District of Greater Cincinnati
(Aa2/AA+)
40,000 5.000
12/01/2027
40,245
Ohio Housing Finance Agency Residential Mortgage RB
Mortgage-Backed Securities Program 2022 Series A Non-
AMT Social Bonds (GNMA/FNMA/FHLMC) (Aaa/NR)
30,000 2.300
03/01/2033
24,645
Ohio Water Development Authority State of Ohio Water Pollution
Control Loan Fund RB Series 2020B (Aaa/AAA)
45,000 4.000
12/01/2037
45,877
Ohio Water Development Authority State Of Ohio Water Pollution
Control Loan Fund RB Series 2020B (Aaa/AAA)
30,000 5.250
12/01/2035
33,404
State of Ohio Higher Education GO Refunding Bonds Series
2017C (Aaa/AAA)
30,000 5.000
08/01/2027
31,527

GOLDMAN SACHS COMMUNITY MUNICIPAL BOND ETF
Schedule of Investments
(continued)
May 31, 2024 (Unaudited)
Principal
Amount
Interest
Rate
Maturity
Date Value
a
Municipal Bonds – (continued)
Ohio – (continued)
State of Ohio Infrastructure Improvement GO Refunding Bonds
Series 2015C (Aaa/AAA)
$ 30,000 5.000%
09/01/2026
$ 31,052
352,569
Oklahoma - 0.7%
Board of Regents of The Oklahoma A&M University General
Revenue Refunding Bonds Series 2017A (NR/AA-)
35,000 4.000
07/01/2034
34,593
Grand River Dam Authority RB Series 2014A (A1/AA-)
30,000 3.375
06/01/2034
28,412
63,005
Oregon - 1.9%
City of Portland Oregon Second Lien Sewer System RB 2020
Series A (Aa2/AA)
20,000 5.000
03/01/2027
20,847
Hillsboro School District No. 1J Washington Yamhill and
Multnomah Counties Oregon GO Bonds Series 2017
(SCH BD GTY) (Aa1/NR)
30,000 5.000
06/15/2025
30,436
Medford Hospital Facilities Authority RB Refunding for Asante
Health System Obligated Group Series 2020 A (NR/A+)
20,000 5.000
08/15/2026
20,456
40,000 5.000
08/15/2033
42,761
State of Oregon Housing and Community Services Department
Mortgage RB Single-Family Mortgage Program 2017 Series D
Non-AMT (Aa2/NR)
45,000 3.150
07/01/2032
41,276
West Linn-Wilsonville School District No. 3JT GO Bonds
for Clackamas and Washington Counties Series 2020A
(SCH BD GTY) (Aa1/NR)
50,000 0.000
(a)
06/15/2035
31,024
186,800
Pennsylvania - 2.6%
Commonwealth Financing Authority Tax Exempt RB Series 2015
A (A1/A)
30,000 5.000
06/01/2033
30,285
Commonwealth of Pennsylvania GO Bonds: First Series of 2016
and First Refunding Series of 2016 (Aa3/A+)
60,000 5.000
09/15/2026
62,050
Department of Water and Power of the City of Los Angeles RB
Series 2018 D (A2/A+)
30,000 3.250
07/01/2032
27,960
Philadelphia Authority For Industrial Development City Agreement
Revenue Refunding Bonds Cultural and Commercial Corridors
Program Series A (A1/A)
45,000 5.000
12/01/2031
45,675
Port Authority of Allegheny County Pennsylvania Special Revenue
Transportation Bonds Refunding Series of 2020 (Aa3/AA-)
30,000 5.000
03/01/2029
31,981
Sports and Exhibition Authority of Pittsburgh and Allegheny
County Allegheny County Hotel Room Excise Tax RB
Refunding Series A Of 2022 (AGM) (A2/AA)
30,000 5.000
02/01/2031
32,827
Principal
Amount
Interest
Rate
Maturity
Date Value
a
Municipal Bonds – (continued)
Pennsylvania – (continued)
Sports and Exhibition Authority of Pittsburgh and Allegheny
County Hotel Room Excise Tax RB Refunding Series A Of
2022 (AGM) (A2/AA)
$ 20,000 5.000%
02/01/2032
$ 22,136
252,914
South Carolina - 0.5%
Scago Educational Facilities Corp. For Pickens School District
Installment Purchase Refunding RB School District Of Pickens
County Project Series 2015 (A1/A)
50,000 5.000
12/01/2027
50,519
a a
Tennessee - 2.0%
Metropolitan Government Nashville & Davidson County Health &
Ed. Fac. Board (WR/A)
30,000 5.000
07/01/2031
32,449
State of Tennessee GO Bonds Series 2015 A (Aaa/AAA)
30,000 5.000
(b)
08/01/2032
30,525
Tennessee State School Bond Authority Higher Educational
Facilities Second Program Bonds 2017 Refunding Series B
(ST INTERCEPT) (Aa1/AA+)
30,000 5.000
11/01/2027
31,544
Tennessee State School Bond Authority Higher Educational
Facilities Second Program Bonds 2017 Series A
(ST HGR ED INTERCEPT PROG) (Aa1/AA+)
30,000 5.000
11/01/2033
31,325
The Metropolitan Government of Nashville and Davidson County
GO Improvement Bonds Series 2015C (Aa2/AA+)
30,000 5.000
07/01/2027
30,375
The Metropolitan Government of Nashville and Davidson County
GO Improvement Bonds Series 2021C (Aa2/AA+)
40,000 3.000
01/01/2034
36,675
192,893
Texas - 7.3%
Austin Public Improvement Refunding Bonds 2020 (NR/AAA)
30,000 5.000
09/01/2029
32,519
Board of Regents of The Texas A&M University System Revenue
Financing System Bonds Series 2017E (Aaa/AAA)
30,000 5.000
05/15/2028
31,277
Board of Regents of The University of Houston System
Consolidated Revenue and Refunding Bonds Series 2022A
(Aa2/AA)
20,000 5.000
02/15/2031
22,059
Board of Regents of the University of Texas System Current
Refunding Revenue Bonds, Series A (Aaa/AAA)
30,000 5.000
08/15/2032
32,202
City of Austin Travis, Williamson and Hays Counties Electric
Utility System RB Refunding Bonds Series 2015A (Aa3/AA-)
30,000 5.000
11/15/2025
30,624
City of Dallas Texas GO Refunding Bonds Series 2019B (NR/AA-)
35,000 5.000
02/15/2026
35,913
City of Houston Texas Combined Utility System First Lien
Revenue Refunding Bonds Series 2017B (Aa2/NR)
40,000 5.000
11/15/2025
40,855
City of Houston Texas Combined Utility System First Lien
Revenue Refunding Bonds Series 2018D (Aa2/NR)
30,000 5.000
11/15/2032
31,864

GOLDMAN SACHS COMMUNITY MUNICIPAL BOND ETF
Schedule of Investments
(continued)
May 31, 2024 (Unaudited)
Principal
Amount
Interest
Rate
Maturity
Date Value
a
Municipal Bonds – (continued)
Texas – (continued)
Collin County Community College District Texas Limited Tax
Bonds Series 2018 (Aaa/AAA)
$ 35,000 4.000%
08/15/2031
$ 35,462
Harris County Cultural Education Facilities Finance Corporation
Hospital RB for Memorial Hermann Health System Series
2019A (Aa3/AA-)
30,000 5.000
12/01/2027
31,333
Harris County Flood Control District Improvement Refunding
Bonds Series 2015A (Aaa/AAA)
30,000 5.000
10/01/2027
30,516
Harris County Permanent Improvement Refunding Bonds Series
2022A (Aaa/NR)
30,000 5.000
10/01/2026
31,047
Harris County Texas Tax and Subordinate Lien Revenue Refunding
Bonds Series 2022A (Aaa/NR)
30,000 5.000
08/15/2027
31,482
20,000 5.000
08/15/2032
22,432
Hurst-Euless-Bedford Independent School District Unlimited Tax
Refunding Bonds Series 2017A (NR/AA+)
20,000 5.000
08/15/2027
20,957
20,000 5.000
08/15/2028
20,881
North Texas Municipal Water District Water System RB Refunding
Bonds Series 2021A (Aa1/AAA)
30,000 4.000
09/01/2030
30,849
North Texas Municipal Water District Water System Revenue
Refunding and Improvement Bonds Series 2015 (Aa1/AAA)
20,000 5.000
09/01/2028
20,320
Texas Water Development Board State Revolving Fund RB New
Series 2022 (NR/AAA)
25,000 5.000
08/01/2032
28,085
Texas Water Development Board State Water Implementation
Revenue Fund For Texas RB Series 2015A (NR/AAA)
30,000 5.000
10/15/2029
30,439
30,000 5.000
10/15/2030
30,427
30,000 4.000
10/15/2032
29,318
Trinity River Authority of Texas Regional Wastewater System
Revenue Improvement and Refunding Bonds Series 2018
(NR/AAA)
30,000 5.000
08/01/2033
31,755
Trinity River Authority Regional Wastewater System Revenue
Improvement and Refunding Bonds Series 2017B (NR/AAA)
30,000 5.000
08/01/2030
31,278
713,894
Utah - 1.3%
State Board of Regents of The State of Utah University of Utah
General Revenue Series 2017A (ST APPROP) (Aa1/AA+)
30,000 5.000
08/01/2031
31,329
Utah Board of Higher Education University of Utah General RB
Series 2022B Green Bonds (Aa1/AA+)
30,000 5.000
08/01/2030
32,976
Utah Transit Authority Sales Tax Revenue Refunding Bonds Series
2006 C (AGM) (Aa2/AA+)
30,000 5.250
06/15/2032
33,152
Utah Transit Authority Subordinate Sales Tax RB Refunding Series
2015A Series 2015A (Aa3/AA)
30,000 5.000
(b)
06/15/2029
30,478
127,935
Principal
Amount
Interest
Rate
Maturity
Date Value
a
Municipal Bonds – (continued)
Virginia - 3.1%
Fairfax County Public Improvement Bonds Series 2022A
(ST AID WITHHLDG) (Aaa/AAA)
$ 60,000 4.000%
10/01/2025
$ 60,436
Fairfax County Virginia Public Improvement Bonds Series 2023A
(ST AID WITHHLDG) (Aaa/AAA)
30,000 4.000
10/01/2031
31,570
50,000 4.000
10/01/2034
52,302
Upper Occoquan Sewage Authority Regional Sewerage System RB
Refunding Series 2014 (Aa1/AAA)
30,000 4.000
(b)
07/01/2031
30,172
Virginia College Building Authority Educational Facilities Revenue
Refunding Bonds 21St Century College and Equipment
Programs Series 2017E (Aa1/AA+)
30,000 5.000
02/01/2029
31,475
Virginia College Building Authority Virginia Educational Facilities
Revenue Refunding Bonds Public Higher Education Financing
Program Series 2016A (ST INTERCEPT) (Aa1/AA+)
35,000 3.000
09/01/2026
34,444
Virginia Educational Facilities RB Refunding for Public
Higher Education Financing Program Series 2016A
(ST INTERCEPT) (Aa1/AA+)
30,000 5.000
09/01/2028
30,917
Virginia Port Authority Port Facilities RB Refunding Series 2015A
(WR/NR)
30,000 5.000
(b)
07/01/2033
30,359
301,675
Washington - 2.3%
State of Washington Various Purpose GO Bonds Series 2016A-1
(Aaa/AA+)
30,000 5.000
08/01/2030
30,453
State of Washington Various Purpose GO Bonds Series 2019A
(Aaa/AA+)
30,000 5.000
08/01/2032
31,900
25,000 5.000
08/01/2034
26,579
State of Washington Various Purpose GO Bonds Series 2023B
(Aaa/AA+)
20,000 5.000
02/01/2027
20,824
State of Washington Various Purpose GO Refunding Bonds Series
R-2018D (Aaa/AA+)
30,000 5.000
08/01/2031
31,379
The Central Puget Sound Regional Transit Authority Sales Tax and
Motor Vehicle Excise Tax Improvement and Refunding Bonds
Series 2021S-1 Green Bonds (Aa1/AAA)
30,000 5.000
11/01/2030
33,091
University of Washington General Revenue and Refunding Bonds
2015C (Aaa/AA+)
50,000 4.000
12/01/2028
50,198
224,424
Wisconsin - 1.3%
Public Finance Authority Lease Development RB for Ku Campus
Development Corp. Central District Development Project
Series 2016 (Aa2/NR)
50,000 5.000
03/01/2030
51,060
State of Wisconsin GO Refunding Bonds Series 2016 (NR/NR)
30,000 5.000
(b)
11/01/2030
30,801

GOLDMAN SACHS COMMUNITY MUNICIPAL BOND ETF
Schedule of Investments
(continued)
May 31, 2024 (Unaudited)
Principal
Amount
Interest
Rate
Maturity
Date Value
a
Municipal Bonds – (continued)
Wisconsin – (continued)
Wisconsin Health and Educational Facilities Authority Revenue
Refunding Bonds Series 2015 Prohealth Care Inc. Obligated
Group (A1/A+)
$ 45,000 3.150%
08/15/2027
$ 43,427
125,288
TOTAL MUNICIPAL BONDS
(Cost $9,716,284)
9,547,970
Shares
Dividend
    Rate Value
a
Investment Company - 0.4%
Investment Company - 0.4%
Goldman Sachs Financial Square Government Fund - Institutional
Shares
40,526 5.227%
(d)
40,526
(Cost $40,526)
TOTAL INVESTMENTS - 98.3%
(Cost $9,756,810)
$ 9,588,496
OTHER ASSETS IN EXCESS
OF LIABILITIES - 1.7%
162,224
NET ASSETS - 100.0%
$ 9,750,720
The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.
(a)
Issued with a zero coupon. Income is recognized through the accretion of discount.
(b)
Pre-refunded security. Maturity date disclosed is pre-refunding date.
(c)
Variable Rate Demand Instruments – rate shown is that which is in effect on May 31, 2024. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions.
(d)
Represents an affiliated issuer.
Security ratings disclosed, if any, are issued by either Standard &
Poor’s, Moody’s Investor Service or Fitch and are unaudited. A brief description of the ratings is available in the Fund’s Statement of
Additional Information.
Investment Abbreviations:
AGC - Insured by Assured Guaranty Corp.
AGM - Insured by Assured Guaranty Municipal Corp.
AGM ST
INTERCEPT
-
Assured Guaranty Municipal Corp. State-Aid Intercept
AMBAC - Insured by American Municipal Bond Assurance Corp.
AMT - Alternative Minimum Tax (subject to)
BAM - Build America Mutual Assurance Co.
FHLMC - Insured  by Federal Home Loan Mortgage Corp.
FNMA - Insured by Federal National Mortgage Association
GNMA - Insured by Government National Mortgage
Association
GO - General Obligation
MTA - Metropolitan Transportation Authority
NATL - National Public Finance Guarantee Corp.
NR - Not Rated
RB - Revenue Bond
SCH BD
GTY
-
School Bond Guaranty
ST AID
WITHHLDG
-
State Aid Withholding
Investment Abbreviations: (continued)
ST APPROP - State Appropriation

Goldman Sachs Community Municipal Bond ETF
Schedule of Investments
May 31, 2024 (Unaudited)
NOTES TO THE SCHEDULE OF INVESTMENTS
Investment Valuation — The Fund’s valuation policy is to value investments at fair value.
Investments and Fair Value Measurements — U.S. GAAP defines the fair value of a financial instrument as the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (i.e., the exit price); the Fund’s policy is to use the market approach. GAAP establishes a fair value hierarchy that prioritizes the inputs to valuation techniques used to measure fair value. The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). The level in the fair value hierarchy within which the fair value measurement in its entirety falls shall be determined based on the lowest level input that is significant to the fair value measurement in its entirety. The levels used for classifying investments are not necessarily an indication of the risk associated with investing in these investments. The three levels of the fair value hierarchy are described below:
Level 1 — Unadjusted quoted prices in active markets that are accessible at the measurement date for identical, unrestricted assets or liabilities;
Level 2 — Quoted prices in markets that are not active or financial instruments for which significant inputs are observable
(including, but not limited to, quoted prices for similar investments, interest rates, foreign exchange rates, volatility and credit spreads), either directly or indirectly;
Level 3 — Prices or valuations that require significant unobservable inputs (including GSAM’s assumptions in determining fair value measurement).
The Board of Trustees (“Trustees”) has approved Valuation Procedures that govern the valuation of the portfolio investments held by the Fund, including investments for which market quotations are not readily available. With respect to the Fund’s investments that do not have readily available market quotations, the Trustees have designated the Adviser as the valuation designee to perform fair valuations pursuant to rule 2a-5 under the Investment Company Action of 1940 (“Valuation Designee”) GSAM has day-to-day
responsibility for implementing and maintaining internal controls and procedures related to the valuation of the Funds’ investments. To assess the continuing appropriateness of pricing sources and methodologies, GSAM regularly performs price verification procedures and issues challenges as necessary to third party pricing vendors or brokers, and any differences are reviewed in accordance with the
Valuation Procedures.
Level 1 and Level 2 Fair Value Investments — The valuation techniques and significant inputs used in determining the fair values for investments classified as Level 1 and Level 2 are as follows:
Debt Securities — Debt securities for which market quotations are readily available are valued daily on the basis of quotations supplied by dealers or an independent pricing service. The pricing services may use valuation models or matrix pricing, which consider:
(i) yield or price with respect to bonds that are considered comparable in characteristics such as rating, interest rate and maturity date or
(ii) quotations from securities dealers to determine current value. With the exception of treasury securities of G7 countries, which are generally classified as Level 1, these investments are generally classified as Level 2 of the fair value hierarchy.
Money Market Funds — Investments in the Goldman Sachs Financial Square Government Fund (“Underlying Money Market Fund”)
are valued at the NAV per share of the Institutional Share class on the day of valuation. These investments are generally classified as level 1 of the fair value hierarchy. For information regarding the Underlying Money Market Fund’s accounting policies and investment holdings, please see the Underlying Money Market Fund’s shareholder report.

Goldman Sachs Community Municipal Bond ETF
Schedule of Investments
(continued)
May 31, 2024 (Unaudited)
Level 3 Fair Value Investments — To the extent that significant inputs to valuation models and other alternative pricing sources are unobservable, or if quotations are not readily available, or if GSAM believes that such quotations do not accurately reflect fair value, the fair value of a Fund’s investments may be determined under Valuation Procedures. GSAM, consistent with its procedures and applicable regulatory guidance, may make an adjustment to the most recent valuation prices of either domestic or foreign securities in light of significant events to reflect what it believes to be the fair value of the securities at the time of determining a Fund’s NAV. To the extent investments are valued using single source broker quotations obtained directly from the broker or passed through from third party pricing vendors, such investments are classified as Level 3 investments.
Fair Value Hierarchy — The following is a summary of the Fund’s investments classified in the fair value hierarchy as of May 31,
2024:
For further information regarding security characteristics, see the Schedules of Investments.
The Fund’s risks include, but are not limited to, the following:
Calculation Methodology Risk — The Index relies on various sources of information to assess the criteria of issuers included in the
Index, (or a Reference Index if applicable) including fundamental information that may be based on assumptions and estimates. Neither the Fund, the Investment Adviser nor the Index Provider can offer assurances that the Index’s calculation methodology or sources of information will provide a correct valuation of securities, nor can they guarantee the availability or timeliness of the production of the
Index.
ESG Standards Risk — The application of the Index Provider’s methodology when constructing the Index generally will affect the
Fund’s exposure to certain issuers, sectors, and regions and may affect the Fund’s performance depending on whether such investments are in or out of favor. For example, the Fund generally will not invest in issuers that the Index Provider’s methodology screens as a result of certain social or environmental factors (e.g., funds tied to alcohol, tobacco, gambling, transportation, or correctional facilities).
Application of the Index’s ESG criteria may also affect the Fund’s performance relative to similar funds that do not seek to track indexes that utilize such criteria. The Fund and GSAM rely on the Index Provider to determine whether the Index’s ESG criteria are met and do not perform a separate ESG analysis of Index constituents. When assessing whether an issuer meets the Index’s ESG criteria, the Index Provider generally will rely on third-party data that it believes to be reliable, but it does not guarantee the accuracy of such third-party data. ESG information from the Index Provider and other third-party data providers may be incomplete, inaccurate or unavailable and may vary significantly from one third-party data provider to another, which may adversely impact the Fund’s investments. Certain investments may be dependent on U.S. government policies, including tax incentives and subsidies, which may change without notice. The Index’s ESG criteria may be changed without shareholder approval.
Index Risk — Bloomberg Professional Services (the “Index Provider”) constructs the Fund’s Index in accordance with a rules-based methodology. The Fund will be negatively affected by general declines in the securities and asset classes represented in its Index. In addition, because the Fund is not “actively” managed, unless a specific security is removed from an Index, the Fund generally would not sell a security because the security’s issuer was in financial trouble. Market disruptions and regulatory restrictions could have an adverse effect on the Fund’s ability to adjust its exposure to the required levels in order to track the Index. The Fund also does not attempt to take defensive positions under any market conditions, including declining markets. Therefore, the Fund’s performance could
Community Municipal Bond ETF
Investment Type
Level 1 Level 2 Level 3
Assets
Fixed Income
Municipal Bond $ — $ 9,547,970 $ —
Investment Company 40,526 — —
Total
$ 40,526 $ 9,547,970 $ —
€ 1.00 € 1.00 € 1.00
NOTES TO THE SCHEDULE OF INVESTMENTS (continued)

Goldman Sachs Community Municipal Bond ETF
Schedule of Investments
(continued)
May 31, 2024 (Unaudited)
be lower than funds that may actively shift their portfolio assets to take advantage of market opportunities or to lessen the impact of a market decline or a decline in the value of one or more issuers. The Index Provider relies on third party data it believes to be reliable in constructing the Index, but it does not guarantee the accuracy or availability of such third party data. Errors in index data, index computation or the construction of an Index in accordance with its methodology may occur from time to time and may not be identified and corrected by the Index Provider for a period of time or at all, which may have an adverse impact on the Fund and its shareholders.
In addition, neither the Fund, the Investment Adviser, the Calculation Agent nor the Index Provider can guarantee the availability or timeliness of the production of the Index.
Interest Rate Risk — When interest rates increase, fixed income securities or instruments held by the Fund will generally decline in value. Long-term fixed income securities or instruments will normally have more price volatility because of this risk than short-term fixed income securities or instruments. A wide variety of market factors can cause interest rates to rise, including central bank monetary policy, rising inflation and changes in general economic conditions. Changing interest rates may have unpredictable effects on the markets, may result in heightened market volatility and may detract from Fund performance. In addition, changes in monetary policy may exacerbate the risks associated with changing interest rates. Funds with longer average portfolio durations will generally be more sensitive to changes in interest rates than funds with a shorter average portfolio duration Fluctuations in interest rates may also affect the liquidity of fixed income securities and instruments held by the Fund. A sudden or unpredictable increase in interest rates may cause volatility in the market and may decrease the liquidity of the Fund’s investments, which would make it harder for the Fund to sell its investments at an advantageous time.
Large Shareholder Transactions Risk — Certain shareholders, including other funds advised by the Investment Adviser, may from time to time own a substantial amount of the Fund’s Shares. In addition, a third party investor, the Investment Adviser or an affiliate of the Investment Adviser, an authorized participant, a lead market maker, or another entity (i.e., a seed investor) may invest in the
Fund and hold it sinvestment solely to facilitate commencement of the Fund or to facilitate the Fund’s achieving a specified size or scale. Any such investment may be held for a limited period of time. There can be no assurance that any large shareholder would not redeem its investment, that the size of the Fund would be maintained at such levels or that the Fund would continue to meet applicable listing requirements. Redemptions by large shareholders could have a significant negative impact on the Fund, including on the Fund’s liquidity. In addition, transactions by large shareholders may account for a large percentage of the trading volume on (insert exchange for the fund/funds here) and may, therefore, have a material upward or downward effect on the market price of the Shares.
Liquidity Risk — The Fund may make investments that are illiquid or that may become less liquid in response to market developments or adverse investor perceptions. Illiquid investments may be more difficult to value. To the extent a Fund engages in cash redemptions, then liquidity risk may also refer to the risk that the Fund will not be able to pay redemption proceeds within the allowable time period or without significant dilution to remaining investors’ interests because of unusual market conditions, declining prices of the securities sold, an unusually high volume of redemption requests, or other reasons. To meet redemption requests, the Fund may be forced to sell investments at an unfavorable time and/or under unfavorable conditions. If the Fund is forced to sell securities at an unfavorable time and/or under unfavorable conditions, such sales may adversely affect the Fund’s NAV and dilute remaining investors’ interests.
Liquidity risk may be the result of, among other things, the reduced number and capacity of traditional market participants to make a market in fixed income securities or the lack of an active market. The potential for liquidity risk may be magnified by a rising interest rate environment or other circumstances where investor redemptions from fixed income funds may be higher than normal, potentially causing increased supply in the market due to selling activity. Redemptions by large shareholders may have a negative impact on a
Fund’s liquidity.
NOTES TO THE SCHEDULE OF INVESTMENTS (continued)

Goldman Sachs Community Municipal Bond ETF
Schedule of Investments
(continued)
May 31, 2024 (Unaudited)
Market and Credit Risks — In the normal course of business, a Fund trades financial instruments and enters into financial transactions where risk of potential loss exists due to changes in the market (market risk). The value of the securities in which a Fund invests may go up or down in response to the prospects of individual companies, particular sectors or governments and/or general economic conditions throughout the world due to increasingly interconnected global economies and financial markets. Events such as war, military conflict, acts of terrorism, social unrest, natural disasters, recessions, inflation, rapid interest rate changes, supply chain disruptions, sanctions, the spread of infectious illness or other public health threats could also significantly impact a Fund and its investments. Additionally, a Fund may also be exposed to credit risk in the event that an issuer or guarantor fails to perform or that an institution or entity with which the Fund has unsettled or open transactions defaults.
Market Trading Risks — The Fund faces numerous market trading risks, including disruptions to creations and redemptions, the existence of extreme market volatility or potential lack of an active trading market for Shares. If a shareholder purchases Shares at a time when the market price is at a premium to the NAV or sells Shares at a time when the market price is at a discount to the NAV, the shareholder may pay more for, or receive less than, the underlying value of the Shares, respectively. The Investment Adviser cannot predict whether Shares will trade below, at or above their NAV. Price differences may be due, in large part, to the fact that supply and demand forces at work in the secondary trading market for Shares will be closely related to, but not identical to, the same forces influencing the prices of the securities of a Fund’s Index trading individually or in the aggregate at any point in time.
Municipal Securities Risk — Municipal securities are subject to credit/default risk, interest rate risk and certain additional risks. The
Fund may be more sensitive to adverse economic, business or political developments if it invests a substantial portion of its assets in the bonds of similar projects (such as those relating to education, health care, housing, transportation, and utilities), industrial development bonds, or in particular types of municipal securities (such as general obligation bonds, private activity bonds and moral obligation bonds). While interest earned on municipal securities is generally not subject to federal tax, any interest earned on taxable municipal securities is fully taxable at the federal level and may be subject to tax at the state level.
Seed Investor Risk — GSAM and/or its affiliates may make payments to one or more investors that contribute seed capital to the
Fund. Such payments may continue for a specified period of time and/or until a specified dollar amount is reached. Those payments will be made from the assets of GSAM and/or such affiliates (and not the Fund). There is a risk that such seed investors may redeem their investments in the Fund, particularly after payments from GSAM and/or its affiliates have ceased. As with redemptions by other large shareholders, such redemptions could have a significant negative impact on the Fund, including on the Fund’s liquidity and the market price of the Fund’s Shares.
State/Territory Specific Risk — The Fund’s investments in municipal obligations of issuers located in a particular state or U.S.
territory may be adversely affected by political, economic and regulatory developments within that state or U.S. territory. Such developments may affect the financial condition of a state’s or territory’s political subdivisions, agencies, instrumentalities and public authorities and heighten the risks associated with investing in bonds issued by such parties, which could, in turn, adversely affect the
Fund’s income, NAV, liquidity, and/or ability to preserve or realize capital appreciation.
Tax Risk — Any proposed or actual changes in income tax rates or the tax-exempt status of interest income from municipal securities can significantly affect the demand for and supply, liquidity and marketability of municipal securities. Such changes may affect the
Fund’s net asset value and ability to acquire and dispose of municipal securities at desirable yield and price levels.
Tracking Error Risk — Tracking error is the divergence of the Fund’s performance from that of its Index. The performance of the
Fund may diverge from that of its Index for a number of reasons. Tracking error may occur because of transaction costs, the Fund’
holding of cash, differences in accrual of dividends, changes to its Index or the need to meet new or existing regulatory requirements.
Unlike the Fund, the returns of the Index are not reduced by investment and other operating expenses, including the trading costs associated with implementing changes to its portfolio of investments. Tracking error risk may be heightened during times of market volatility or other unusual market conditions.
NOTES TO THE SCHEDULE OF INVESTMENTS (continued)